Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Employee expenses	$ (356,299)	$ (316,737)	$ (322,871)
Third-party services and other inputs	(30,219)	(24,759)	(26,255)
Depreciation and amortization	(18,837)	(16,888)	(18,659)
Share-based compensation	(4,971)	(5,565)	(5,665)
Travel expenses	(5,527)	(4,361)	(3,108)
Impairment gain (loss) on accounts receivable and contract assets	1,336	(2,610)	(305)
Insurance	(1,520)	(1,557)	(2,449)
Short-term leases	(1,107)	(945)	(1,194)
Other costs and expenses	(6,921)	(9,948)	(9,471)
Total	$ (424,065)	$ (383,370)	$ (389,977)